INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventory	Inventories consist of the following:
	As of December 31,
	2018	2017
Raw materials	$72,144	$48,220
Work in process	92,047	92,764
Finished goods	6,587	2,331
	$170,778	$143,315